Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Payments
13.	Share-Based Payments

A. Zoetis 2013 Equity and Incentive Plan

In January 2013, the Zoetis 2013 Equity and Incentive Plan (Equity Plan) became effective. The principal types of stock-based awards available under the Equity Plan may include, but are not limited to, the following:

•

Stock Options. Stock options represent the right to purchase shares of our common stock within a specified period of time at a specified price. The exercise price for a stock option will be not less than 100% of the fair market value of the common stock on the date of grant. Stock options will have a contractual maximum term of ten years from the date of grant. Stock options granted may include those intended to be “incentive stock options” within the meaning of Section 422 of the Code.

•

Restricted Stock and Restricted Stock Units (RSUs). Restricted stock is a share of our common stock that is subject to a risk of forfeiture or other restrictions that will lapse subject to the recipient’s continued employment, the attainment of performance goals, or both. Restricted stock units represent the right to receive shares of our common stock in the future (or cash determined by reference to the value of our common stock), subject to the recipient’s continued employment, the attainment of performance goals, or both.

•

Performance-Based Awards. Performance awards will require satisfaction of pre-established performance goals, consisting of one or more business criteria and a targeted performance level with respect to such criteria as a condition of awards vesting or being settled. Performance may be measured over a period of any length specified but not less than one year.

•

Other Equity-Based or Cash-Based Awards. Our Compensation Committee is authorized to grant awards in the form of other equity-based awards or other cash-based awards, as deemed to be consistent with the purposes of the Equity Plan. The maximum value of the aggregate payment to be paid to any participant with respect to cash-based awards under the Equity Plan in respect of an annual performance period will be $10 million.

In order to provide long-term incentives to, and facilitate the retention of, our employees, we granted stock options (or other awards as appropriate with respect to our employees in non-U.S. jurisdictions) and/or restricted stock units under the Equity Plan on January 31, 2013 and February 1, 2013, respectively, to 1,700 of our employees. These awards will vest on the applicable three year anniversary date.

B. Share-Based Compensation Expense

The components of share-based compensation expense follow:

	Three Months Ended		Six Months Ended
(MILLIONS OF DOLLARS)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Stock option expense	$2	$—	$4	$—
RSU expense	1	—	2	—
Pfizer stock benefit plans—direct	17	6	25	12

Share-based compensation expense—direct	20	6	31	12
Share-based compensation expense—indirect	—	3	—	5

Share-based compensation expense—total	$20	$9	$31	$17

C. Stock Options

Stock options are accounted for using a fair-value-based method at the date of grant in the consolidated statement of income. The values determined through this fair-value-based method generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, general and administrative expenses, or Research and development expenses, as appropriate.

Eligible employees may receive Zoetis stock option grants. Zoetis stock options granted vest after three years of continuous service from the grant date and have a contractual term of 10 years.

The fair-value-based method for valuing each Zoetis stock option grant on the grant date uses the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted-average values:

Six Months Ended
June 30, 2013
Expected dividend yield(a)	1.0%
Risk-free interest rate(b)	1.29%
Expected stock price volatility(c)	28.2%
Expected term(d) (years)	6.5

(a)	Determined using a constant dividend yield during the expected term of the Zoetis stock option.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility.
(d)	Determined using expected exercise and post-vesting termination patterns.

The following table provides an analysis of stock option activity for the six months ended June 30, 2013:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (MILLIONS)
Outstanding, December 31, 2012	—	$—
Granted	2,948,882	26.05
Forfeited	(25,894)	26.00

Outstanding, June 30, 2013	2,922,988	$26.05	9.6	$14

Exercisable, June 30, 2013	—	—	—	—

(a)	Market price of underlying Zoetis common stock less exercise price.

The following table summarizes data related to stock option activity:

(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	Six Months Ended/As of
June 30, 2013
Weighted-average grant date fair value per stock option	$7.02
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$16
Weighted-average period over which stock option compensation is expected to be recognized (years)	2.0

D. Restricted Stock Units (RSUs)

RSUs are accounted for using a fair-value-based method that utilizes the closing price of Zoetis common stock on the date of grant. In general, the units vest after three years of continuous service from the grant date and the values determined using the fair-value-based method are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, general and administrative expenses, or Research and development expenses, as appropriate.

	Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested, December 31, 2012	—	$—
Granted	808,243	26.13
Forfeited	(7,226)	26.00

Nonvested, June 30, 2013	801,017	$26.13

The follow table provides data related to RSU activity:

Six Months Ended/As of
(MILLIONS OF DOLLARS)	June 30, 2013
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$19
Weighted-average period over which RSU cost is expected to be recognized (years)	2.6

E. Treatment of Outstanding Pfizer Equity Awards

Following the IPO, the equity awards previously granted to our employees by Pfizer continued to vest, and service with Zoetis counted as service with Pfizer for all purposes. On June 24, 2013, Pfizer completed the exchange offer whereby it disposed of all of the shares of common stock of Zoetis owned by Pfizer. Pfizer accelerated the vesting of, and in some cases the settlement of, on a pro-rated basis, outstanding Pfizer RSUs, Total Shareholder Return Units (TSRUs) and Performance Share Awards (PSAs), subject, in each case, to the requirements of Section 409A of the U.S. Internal Revenue Code, the terms of the 2004 Pfizer Stock Plan and the applicable award agreements and any outstanding deferral elections. In addition, unvested Pfizer stock options accelerated in full and, employees generally have the ability to exercise the stock options until the earlier of (i) June 23, 2016 (three years from Pfizer’s completion of the exchange offer), (ii) termination of employee from Zoetis, or (iii) the expiration date of the stock option. Stock options held by employees who were retirement eligible as of June 24, 2013 will have the full term of the stock option to exercise.

The accelerated vesting of the outstanding Pfizer stock options, and the settlement, on a pro-rata basis, of other Pfizer equity awards, resulted in the recognition of additional expense for the three and six months ended June 30, 2013 of $9 million and is included in stock-based compensation. The unvested portion of Pfizer RSUs, TSRUs and PSAs were forfeited as of the completion of the exchange offer. Zoetis will make a cash payment of approximately $20 million in the third quarter of 2013, to certain non-executive Zoetis employees, based on the value of the employees’ forfeited Pfizer RSUs, TSRUs and PSAs (as applicable). This amount was accrued as of June 30, 2013 and is included in the condensed consolidated statements of income as additional compensation expense for the three and six months ended June 30, 2013. Members of the Zoetis Executive Team will not receive a cash payment, but will instead be granted Zoetis RSUs in the third quarter of 2013, subject to vesting, equivalent in value to the value of the member’s forfeited Pfizer RSUs, TSRUs and PSAs.

15.	Share-Based Payments

Our compensation programs include grants under Pfizer’s share-based payment programs. The combined statements of income include all of the share-based payment expenses directly attributable to the animal health operations of Pfizer. The expenses include allocations of direct expenses as well as expenses that have been deemed attributable to the animal health operations.

Compensation programs can include share-based payments under various Pfizer employee stock and incentive plans. The primary share-based compensation programs and their general terms and conditions are as follows:

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Stock options, which when vested, entitle the holder to purchase a specified number of shares of Pfizer common stock at a price per share equal to the market price of Pfizer common stock on the date of grant.

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Restricted Stock Units (RSUs), which when vested, entitle the holder to receive a specified number of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such RSUs.

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Total Shareholder Return Units (TSRUs), which when vested, entitle the holder to receive, two or four years after the end of the three-year vesting term, a number of shares of Pfizer common stock with a value equal to the difference between the defined settlement price and the closing price of Pfizer common stock on the date of grant, plus accumulated dividend equivalents through the payment date, if and to the extent the total value is positive.

•

Performance Share Awards (PSAs), which when vested, entitle the holder to receive a number of shares of Pfizer common stock, within a range of shares from zero to a specified maximum. Dividend equivalents accumulate on PSAs and are paid at the end of the vesting term in respect of any shares that are paid.

Many of our employees currently participate in certain Pfizer equity award plans. Upon any Distribution, Pfizer will accelerate the vesting of, or in some cases the settlement of, on a pro rata basis, certain of the outstanding Pfizer equity awards, which will result in the recognition of additional expense.

In January 2013, Zoetis’s Board of Directors approved the 2013 Equity and Incentive Plan. See Note 19E. Subsequent Events—Zoetis 2013 Equity and Incentive Plan for a description of this plan.

A. Impact on Net Income

The components of share-based compensation expense and the associated tax benefit follow:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Stock option expense	$13	$8	$7
RSU expense	12	10	8
TSRU/PSA expense	3	1	1

Share-based compensation expense—direct	28	19	16
Share-based compensation expense—allocated	5	6	6

Share-based compensation expense—total	33	25	22
Tax benefit for share-based compensation expense	(10)	(6)	(7)

Share-based compensation expense, net of tax	$23	$19	$15

B. Stock Options

Stock options are accounted for using a fair-value-based method at the date of grant in the combined statements of income. The values determined through this fair-value-based method generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, general and administrative expenses, and Research and development expenses, as appropriate.

All eligible employees may receive Pfizer stock option grants. In virtually all instances, Pfizer stock options vest after three years of continuous service from the grant date and have a contractual term of 10 years. In most cases, Pfizer stock options must be held for at least one year from the grant date before any vesting may occur. In the event of a sale or restructuring, Pfizer stock options held by employees are immediately vested and are exercisable for a period from three months to their remaining term, depending on various conditions.

The fair-value-based method for valuing each Pfizer stock option grant on the grant date uses, for virtually all grants, the Black-Scholes-Merton option-pricing model, which incorporates a number of valuation assumptions noted in the following table, shown at their weighted average values:

	Year Ended December 31,
	2012	2011	2010
Expected dividend yield(a)	4.10%	4.14%	4.00%
Risk-free interest rate(b)	1.28%	2.59%	2.87%
Expected stock price volatility(c)	23.78%	25.55%	26.85%
Expected term(d) (years)	6.5	6.25	6.25

(a)	Determined using a constant dividend yield during the expected term of the Pfizer stock option.
(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)	Determined using implied volatility, after consideration of historical volatility for Pfizer stock.
(d)	Determined using historical exercise and post-vesting termination patterns.

The Pfizer stock option activity for direct Zoetis employees under Pfizer plans follows:

	Shares (THOUSANDS)	Weighted-average Exercise Price Per Share	Weighted-average Remaining Contractual Term (YEARS)	Aggregate Intrinsic Value(a) (MILLIONS)
Outstanding, December 31, 2009	15,682	$28.47
Granted	2,723	17.61
Exercised	—	—
Forfeited	(6)	17.47
Canceled	(620)	32.39

Outstanding, December 31, 2010	17,779	26.67
Granted	3,196	18.97
Exercised	—	—
Forfeited	(11)	18.90
Canceled	(1,347)	41.60

Outstanding, December 31, 2011	19,617	24.40
Transferred(b)	2,481	24.40
Granted	4,023	21.07
Exercised	(1,382)	14.94
Forfeited	(5)	21.03
Canceled	(1,762)	36.66

Outstanding, December 31, 2012	22,972	$23.44	5.4	$80
Vested and expected to vest(c), December 31, 2012	22,440	$23.54	5.3	$77
Exercisable, December 31, 2012	12,329	$26.83	3.0	$19

(a)	Market price of underlying Pfizer common stock less exercise price.
(b)	Represents stock options outstanding as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.
(c)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Data related to Pfizer stock option activity for direct Zoetis employees under Pfizer plans follows:

	Year Ended/As of December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2012	2011	2010
Weighted average grant date fair value per stock option	$2.80	$3.15	$3.24
Aggregate intrinsic value on exercise	$11	$—	$—
Cash received upon exercise	$21	$—	$—
Tax benefits realized related to exercise	$6	$—	$—
Total compensation cost related to nonvested stock options not yet recognized, pretax	$8	$9	$8
Weighted average period in years over which stock option compensation cost is expected to be recognized	1.8	1.8	1.8

C. Restricted Stock Units (RSUs)

RSUs are accounted for using a fair-value-based method that utilizes the closing price of Pfizer common stock on the date of grant. In virtually all instances, the units vest after three years of continuous service from the grant date and the values determined using the fair-value-based method are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, general and administrative expenses, and Research and development expenses, as appropriate.

The RSU activity for direct Zoetis employees under Pfizer plans follows:

	Shares (THOUSANDS)	Weighted- Average Grant Date Fair Value Per Share
Nonvested, December 31, 2009	1,486	$20.53
Granted	599	17.53
Vested	(489)	25.86
Reinvested dividend equivalents	61	17.92
Forfeited	(1)	18.42

Nonvested, December 31, 2010	1,656	17.79
Granted	699	18.83
Vested	(508)	22.91
Reinvested dividend equivalents	75	18.44
Forfeited	(1)	16.59

Nonvested, December 31, 2011	1,921	16.78
Transferred(a)	338	16.78
Granted	907	21.08
Vested	(733)	13.55
Reinvested dividend equivalents	91	22.81
Forfeited	(5)	20.55

Nonvested, December 31, 2012	2,519	$19.34

(a)	Represents nonvested restricted stock units as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.

Data related to all RSU activity for direct Zoetis employees under Pfizer plans follows:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Total grant date fair-value-based amount of shares vested	$16	$12	$13
Total compensation cost related to nonvested RSU awards not yet recognized, pretax	$13	$12	$8
Weighted average period over which RSU cost is expected to be recognized (years)	1.9	1.9	1.9